SASCO 2007-BC4
Credit Risk Management Report
December 2008
2009 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Mortgage Insurance Report
Section Five
Loss Analysis
Section Six
Analytics
2009 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2009 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
December 2008
2009 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): America's Servicing Company, Aurora Loan Services, Chase Home
Finance, Colonial Savings, Countrywide, Home Loan Services,
HomEq, Midwest Loan Services, Ocwen Loan Servicing, LLC,
PHH Mortgage Services, Select Portfolio Servicing, Inc., Wells
Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,384 90.50%
Collateral Balance $1,311,380,749 $1,186,981,373 90.51%
Closing Date
As of 12/25/2008
12/25/2008 Balance as
Percentage of Closing Date
Balance
2009 Clayton Fixed Income Services Inc. All rights reserved.
Value Added
0 $0
Issues Amount Recovered
Total Value Added for SASCO 2007-BC4 as of 12/25/2008
Collateral Statistics
Early Payment Defaults* 37 $10,438,628
First Payment Defaults 8 $2,021,865
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
Mortgage Insurance
Clayton actively monitors mortgage insurance (MI) coverage for this deal. Each month, loans with MI are reviewed to ensure that the servicer has followed the appropriate claim filing process, that appropriate claims are paid, and that appropriate proceeds are remitted to the trust. The Mortgage Insurance Watchlist consists of all claims pending for 60+
days. Clayton monitors these claims to ensure that the servicer and MI company are proceeding to resolve the pending claims. Clayton also reviews each coverage rescission to ensure the findings were warranted and disputes them if discrepancies are found. Please refer to the Mortgage Insurance Report section for information regarding MI coverage for this deal.
Prepayment Penalty Analysis
Total Cash Flows
12/25/2008 $47,470 $47,470 $0
Remittance Date
Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
11/25/2008 $1,206,523,398 $4,265,816 0.35
10/25/2008 $1,222,170,549 $7,689,446 0.62
12/25/2008 $1,198,607,556 $3,814,418 0.31
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
Prepayments
2009 Clayton Fixed Income Services Inc. All rights reserved.
12/25/2008 $4,729,381 57
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Section Two
Loan-Level Report
2009 Clayton Fixed Income Services Inc. All rights reserved.
2009 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: November 30, 2008
2009 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
12/2/2008
A BPO dated 10/15/2008 valued this property at $11,000. The value decline can be attributed to market conditions as this property is located in Cuyahoga County, Ohio. It appears the servicer is in the process of charging off this loan. If the loan is not charged off in the 1/25/2009 distribution, Clayton will ask the servicer to charge off the loan.
1/2/2009 Clayton continues to monitor this loan to ensure it is charged off in a timely manner.
Default Reason: (Unknown)
0.00% 8/1/2010 $0 6FFFFFFFFF99
Researching - BK
BPO $104,000
$11,000
$93,600
$164
90%
1% 10/22/2008
9914215
1
9/1/2007
OH
461
1/1/2007
2
11/3/2008
According to a recent BPO this property is valued at $25,000. Clayton has no indication that the borrower is in bankruptcy nor on a payment plan. Clayton will monitor this loan to ensure the servicer charges it off in a timely manner.
1/2/2009
Clayton continues to monitor all activity on this loan as it appears there is insufficient equity available to schedule a foreclosure sale and take this property to REO. If the loan is not charged off in the 1/25/2009 distribution, Clayton will ask the servicer to charge off this loan.
Default Reason: (Unknown)
117.65% 6/1/2009 $388,975 6999FFFFFFFF
Researching
BPO $348,000
$25,000
$330,600
$330,552
95%
1,322% 12/19/2007
9916141
1
9/1/2007
FL
605
7/1/2007
2
12/3/2008
According to Clayton's data this loan liquidated on 9/9/2008 and remitted a PPP totaling $3,328. However this loan was reinstated in the 11/25/2008 distribution. Clayton has asked the servicer to refund the PPP to the borrower and we currently await a response.
1/2/2009 The servicer has responded that it paid off this loan in error and the reinstatement figures are being confirmed. Clayton will monitor all activity on this loan.
Default Reason: (Unknown)
0.00% 9/9/2008 $0 CCCCCCCCC000
Researching
BPO $146,000
$146,000
$79,000
$0
54%
0% 08/15/2007
9918606
1
7/1/2008
MD
548
10/1/2007
1
12/22/2008 Clayton's data indicates this loan became an REO property on 9/22/2008. Clayton has no indication the MI claim has been filed. Clayton has asked the servicer regarding the MI claim and we currently await a response.
Default Reason: (Unknown)
22.63% 3/1/2009 $26,181 CCCC336FFRRR
Researching
Appraisal $125,000
$75,000
$115,650
$114,333
93%
152% 10/15/2008
9919579
1
3/1/2008
MS
518
9/1/2006
2 B 30%
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: November 30, 2008
2009 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
12/22/2008 A BPO dated 8/27/2008 valued this property at $48,900. This represents a decline totaling $226,100 or 82 percent since origination. The value decline can be attributed to market conditions as this property is located in an area saturated with REO properties and foreclosures.
Default Reason: (Unknown)
101.15% 11/1/2009 $264,255 CCCCCCC36999
Researching
BPO $275,000
$48,900
$261,250
$260,943
95%
534% 08/27/2008
9917254
1
5/1/2008
CA
650
9/1/2007
1
12/22/2008 A BPO dated 9/11/2008 valued this property at $15,000. The value decline can be attributed to market conditions as this property is located in an area saturated with REO properties and foreclosures. Clayton will monitor how the servicer proceeds with this loan, as it appears there is insufficient equity to pursue foreclosure.
Default Reason: (Unknown)
92.09% 4/1/2010 $44,205 CCCCCCCC3699
Researching
BPO $60,000
$15,000
$48,000
$47,599
80%
317% 09/11/2008
9916274
1
6/1/2008
OH
673
7/1/2007
2
12/22/2008 A BPO dated 8/29/2008 valued this property at $2,500. This represents a decline totaling $45,500 or 95 percent since origination. Clayton will monitor all activity on this loan as there is insufficient equity available to pursue foreclosure.
Default Reason: (Unknown)
128.44% 5/1/2010 $45,213 CCCCCC369999
Researching
BPO $48,000
$2,500
$35,200
$34,891
73%
1,396% 08/29/2008
9916054
1
4/1/2008
IL
584
6/1/2007
1
12/22/2008 A BPO dated 8/27/2008 valued this property at $2,500. The value decline can be attributed to market conditions as this property is located in Cuyahoga County, Ohio. Clayton will monitor how the servicer proceeds with this loan as there is insufficient equity available to pursue foreclosure.
Default Reason: (Unknown)
123.55% 4/1/2010 $93,905 CCCCCCC33699
Researching
BPO $95,000
$2,500
$76,000
$75,590
80%
3,024% 08/27/2008
9914869
1
6/1/2008
OH
562
5/1/2007
1
12/22/2008 According to Clayton's data this loan is eight months delinquent and the servicer has not initiated foreclosure. The borrower in not in bankruptcy nor on a payment plan.
Clayton has asked the servicer to detail the reasons why it has not initiated foreclosure and we currently await a response.
Default Reason: (Unknown)
40.19% 10/1/2009 $120,999 CCCC33699999
Researching
BPO $301,000
$269,900
$301,000
$301,000
100%
112% 05/15/2008
9914517
1
3/1/2008
GA
619
4/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: November 30, 2008
2009 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
11/3/2008
According to Clayton's data this property is valued at $18,600. The loan is nine months delinquent and foreclosure is on hold. Clayton has no indication that the borrower is in bankruptcy nor on a payment plan. Clayton will monitor this loan to ensure the servicer charges off this loan in a timely manner.
12/2/2008 Clayton has asked the servicer to review this loan for charge off and we currently await a response.
1/2/2009
The servicer has responded that the foreclosure is on hold due to fraud. The prior home owners have stated their signatures were forged on the title. Clayton will continue to monitor all activity on this loan.
Default Reason: (Unknown)
113.65% 4/1/2010 $66,486 CC36FFFF9999
Researching
BPO $65,000
$18,600
$58,500
$58,411
90%
314% 03/18/2008
9917376
1
12/1/2007
IN
684
9/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2009 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: December 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2009 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00% 100.00% 100.00% 100.00% 100.00%
47.37% 47.62% 48.89% 24.00% 24.44% 14.89%
18 10 22 18 11 7
0 0 0 0 0 0
18 10 22 18 11 7
0 0 0 0 0 0
0 0 0 0 0 0
18 10 22 18 11 7
0 0 0 0 0 0
0 0 0 0 0 0
1 1 2 8 4 9
2 0 3 3 4 6
1 0 3 15 11 8
4 2 5 5 3 4
26 13 35 49 33 34
38 21 45 75 45 47
$0
$0
$0
$0
$0
$0
$112,382 $51,922 $132,997 $116,078 $68,844 $47,470
$112,382 $51,922 $132,997 $116,078 $68,844 $47,470
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
7/25/2008 8/25/2008 9/25/2008 10/25/2008 11/25/2008 12/25/2008 Trustee Remittance Date
Trustee Remittance Date: December 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2009 Clayton Fixed Income Services Inc. All rights reserved.
9915792 AZ 6FFFF999F9F0 5/11/2007 2 05/11/2009 $210,655 $0 0 % Liquidated out of foreclosure status
9917328 CA CC36FF9FFFF0 7/16/2007 2 07/16/2009 $648,721 $0 0 % Liquidated out of foreclosure status
9915708 TN CCCCC3699FF0 5/3/2007 3 05/03/2010 $229,369 $0 0 % Liquidated out of foreclosure status
9916012 CA CCCC36FF9FF0 4/19/2007 2 04/19/2009 $531,231 $0 0 % Liquidated out of foreclosure status
9916376 VA CCCCCCCCCCCC 6/8/2007 3 06/08/2010 $113,753 $3,147 3%
9915914 FL 6FF9FFFFFRR0 5/3/2007 3 05/03/2010 $226,163 $0 0 % Liquidated out of REO status
9918554 CA C36FFFFFRR90 8/9/2007 3 08/09/2010 $139,588 $0 0 % Liquidated out of REO status
9917651 TN CCCCCCC36FF0 7/27/2007 3 07/27/2010 $258,643 $0 0 % Liquidated out of foreclosure status
9918989 IN CCCCCCCCCCCC 9/7/2007 2 09/07/2009 $100,125 $1,997 2%
9919933 CO CCCCCCCCCCC0 1/16/2007 3 01/16/2010 $54,149 $1,968 4%
9915469 CA CCCCCCCCCCC3 5/17/2007 3 05/17/2010 $200,889 $6,407 3%
9917038 UT CCCCCCCCCC30 6/26/2007 2 06/26/2009 $218,696 $8,004 4%
9918543 CA CCCC36FFFFF0 8/13/2007 3 08/13/2010 $266,000 $0 0 % Liquidated out of foreclosure status
9915032 UT CCCCCCCCCCC0 3/29/2007 2 03/29/2009 $203,217 $6,959 3%
9914802 CT CCCCCCCCCCC0 4/4/2007 2 04/04/2009 $509,641 $18,988 4%
9918153 UT CC3CCCC36F90 7/31/2007 3 07/31/2010 $143,719 $0 0 % Liquidated through short sale
9918817 WA C36FFFFF9990 8/24/2007 3 08/24/2010 $741,650 $0 0 % Liquidated through short sale
9919086 OH CCC36FFFFFF0 12/16/2005 2 12/16/2007 $88,325 $0 0 % Liquidated through charge off
9915940 WA 3366CCCC3690 5/2/2007 2 05/02/2009 $264,227 $0 0 % Liquidated through short sale
9915866 CA 336FFFFFRR90 5/2/2007 3 05/02/2010 $286,836 $0 0 % Liquidated out of REO status
9914233 CA 6FFFFFFF9990 11/27/2006 2 11/27/2008 $316,145 $0 0 % Liquidated through short sale
9915035 UT 333FFFFFF990 4/20/2007 2 04/20/2009 $235,458 $0 0 % Liquidated through short sale
9916057 MO CCCC3C369990 4/30/2007 2 04/30/2009 $58,231 $0 0 % Liquidated through charge off
9915279 CA C36FFFFFRRR0 4/27/2007 2 04/27/2009 $301,985 $0 0 % Liquidated out of REO status
9916408 CA CC36FFFFRRR0 5/30/2007 2 05/30/2009 $302,236 $0 0 % Liquidated out of REO status
9920098 TX CCC336FFRRR0 8/11/2006 3 08/11/2009 $86,542 $0 0 % Liquidated out of REO status
9914453 NV C36FFFFFRR90 2/23/2007 2 02/23/2009 $465,000 $0 0 % Liquidated out of REO status
9915423 MI 36FCC336F990 5/22/2007 2 05/22/2009 $107,242 $0 0 % Liquidated through charge off
9916064 TN CCCCCC369990 5/16/2007 3 05/16/2010 $62,942 $0 0 % Liquidated through charge off
9919184 AZ CC3336FFFRR0 9/24/2004 2 09/24/2006 $129,861 $0 0 % Liquidated out of REO status
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Four
Mortgage Insurance Report
2009 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 Mortgage Insurance Claim Summary
Mortgage Data Through: November 30, 2008
2009 Clayton Fixed Income Services Inc. All rights reserved.
Estimate based on internal calculations.
Estimated claim payment if the claim had been paid.
1
2
Claim Payment Breakdown
Claims Paid:
Claims Pending:
Claims Rescinded:
Claims Without Payment:
Claims Denied:
Claims Withdrawn:
Dollar Amount
# of Loans
2
$116,915
0
$0
0
$0
0
$0
0
$0
0
$0
Age of Pending Claims
Number of Pending Claims:
180 Days
90 Days
60 Days
30 Days
< 30 Days
150 Days
120 Days
210+ Days
0 0 0 0 0 0 0 0
2
2
2
2
1
Section Five
Loss Analysis
2009 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: November 30, 2008
SASCO 2007-BC4 Historical Monthly Losses
2009 Clayton Fixed Income Services Inc. All rights reserved.
5/25/2008 $392,132.76 0.03%
6/25/2008 $534,376.75 0.04%
1/25/2008 $0.00 0.00%
2/25/2008 $77,872.61 0.01%
3/25/2008 $17.75 0.00%
4/25/2008 $168,311.94 0.01%
11/25/2008 $3,151,751.41 0.24%
12/25/2008 $4,729,381.27 0.36%
7/25/2008 $543,652.62 0.04%
8/25/2008 $212,481.90 0.02%
9/25/2008 $906,012.22 0.07%
10/25/2008 $3,972,809.78 0.30%
Totals: $14,688,801.01 1.12%
Date Loan Loss Amount Loss Percentage
* The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
Trustee Remittance Date: December 25, 2008
SASCO 2007-BC4 Loss Reconciliation Report
2009 Clayton Fixed Income Services Inc. All rights reserved.
$14,407 9920098 $48,392 9920091 $35,287 9919691
$68,299 9919660 $69,685 9919184 $96,421 9919086
$467,868 9918817 $128,411 9918554 $226,587 9918543
$46,354 9918255 $36,645 9918153 $130,375 9917651
$106,700 9917341 $290,430 9917328 $280,719 9916715
$202,059 9916408 $116,547 9916259 $236,316 9916232
$66,962 9916064 $60,459 9916057 $319,399 9916012
$67,249 9915940 $158,708 9915914 $153,317 9915866
$151,579 9915792 $132,968 9915708 $165,782 9915483
$116,967 9915423 $235,346 9915279 $63,047 9915035
$272,458 9914453 $194,633 9914233 $38,027 9914221
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Loan-Level Loss Report
Loan-Level Loss Report Total:
$4,798,405
Subsequent Losses
$1,800 9918825
$3,709 9918551 $2,200 9918487 $1,295 9918286
$234 9918154 $2,727 9917720 $6,107 9917500
$184 9917377 $57 9916486 $700 9916384
$171 9916016 $66 9915951 $7,500 9915703
$4,416 9915574 $71 9914828 $125 9914683
$1,358 9914556 $350 9914285 $185 9914254
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Monthly Security Loss:
$4,729,381
Losses Remitted: $4,729,381
Difference: $0
Loan-Level Losses: $4,798,405
Subsequent Losses: $33,255
Subsequent Gains: ($102,278)
12/25/2008 $4,729,381
Remittance Statement
Summary
Subsequent Losses Total:
$33,255
Subsequent Gains Total:
($102,278)
($94) 9919991 ($39,227) 9919761
($640) 9918162 ($9,278) 9917935 ($53,039) 9915710
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Subsequent Gains
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 High Loan-Level Losses
2009 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
CC36FF9FFFF0 12/1/2007 $650,000
Low $500,000
$765,000
09/16/2008
BPO
85%
7/16/2007
655
CA
Cash Out Refinance
1 Family 1
9917328
$290,430.30
44.68%
11/30/2008
Short Sale/Refinance
1/2/2009
The property securing this loan liquidated through a short sale passing a loss of $290,430 (45 percent loss severity) to the trust in the 12/25/2008 distribution. This loan had a total unpaid principal balance of $649,693 at liquidation. Since origination, the value of the property securing the loan has decreased $265,000, or 35 percent. This loan was not covered by mortgage insurance.
(Unknown) Default Reason:
6FFFFRRR9990 9/1/2007 $531,250
Full $340,000
$625,000
07/30/2008
Sale Price
85%
6/4/2007
631
CA
Purchase
1 Family 1
9916715
$280,718.62
52.84%
11/30/2008
REO Sale
1/2/2009
This loan liquidated through an REO sale on 7/30/2008 passing a loss of $280,719 (53 percent loss severity) to the trust in the 12/25/2008 distribution. This loan had an unpaid principal balance of $530,567, and was delinquent for 14 months, which included being in foreclosure for four months and REO status for three months. Since origination, the value of the property declined $285,000 or 46 percent. This loan was not covered by mortgage insurance and Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
C36FFFFFRR90 11/1/2007 $465,000
Full $272,000
$470,000
10/23/2008
Sale Price
99%
2/23/2007
633
NV
Rate/Term Refinance
Planned Unit
Development
1
9914453
$272,457.87
58.59%
11/30/2008
REO Sale
1/2/2009
This loan liquidated through an REO sale on 10/23/2008 passing a loss of $272,458 (59 percent loss severity) to the trust in the 12/25/2008 distribution. This loan had an unpaid principal balance of $465,000, and was delinquent for 12 months, which included being in foreclosure for five months and REO status for two months. Since origination, the value of the property declined $198,000 or 42 percent. This loan was not covered by mortgage insurance and Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
CCCC36FF9FF0 2/1/2008 $531,250
Full $320,000
$625,000
10/21/2008
BPO
85%
4/19/2007
494
CA
Cash Out Refinance
1 Family 1
9916012
$319,399.27
60.12%
11/30/2008
Short Sale/Refinance
1/2/2009
The property securing this loan liquidated through a short sale passing a loss of $319,399 (60 percent loss severity) to the trust in the 12/25/2008 distribution. This loan had a total unpaid principal balance of $531,231 at liquidation. Since origination, the value of the property securing the loan has decreased $305,000, or 49 percent. This loan was not covered by mortgage insurance.
(Unknown) Default Reason:
C36FFFFF9990 11/1/2007 $745,750
Full $525,000
$785,000
07/22/2008
BPO
95%
8/24/2007
693
WA
Purchase
1 Family 1
9918817
$467,868.41
62.74%
11/30/2008
Short Sale/Refinance
1/2/2009
The property securing this loan liquidated through a short sale passing a loss of $467,868 (63 percent loss severity) was passed to the trust in the 12/25/2008 distribution. This loan had a total unpaid principal balance of $745,236 at liquidation. Since origination, the value of the property securing the loan has decreased $260,000, or 33 percent. This loan was not covered by mortgage insurance.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level Loss Severity Liquidation Method
Delinquency
Losses Through: November 30, 2008
SASCO 2007-BC4 Loss Report
2009 Clayton Fixed Income Services Inc. All rights reserved.
9916232
CA 5/22/2007 90% $328,500 $236,316.00 71.94%
$365,000
9915423
MI 5/22/2007 90% $108,000 $116,966.93 108.30%
$120,000
9916408
CA 5/30/2007 95% $304,000 $202,059.34 66.47%
$320,000
9916259
WA 5/22/2007 80% $268,000 $116,546.79 43.49%
$335,000
9916064
TN 5/16/2007 90% $63,000 $66,962.44 106.29%
$70,000
9915279
CA 4/27/2007 85% $302,600 $235,345.54 77.77%
9915792
AZ 5/11/2007 90% $211,500 $151,578.63 71.67%
$235,000
9915483
CT 5/18/2007 90% $157,500 $165,782.43 105.26%
$175,000
9916715
CA 6/4/2007 85% $531,250 $280,718.62 52.84%
$110,500
9919184
AZ 9/24/2004 92% $130,000 $69,684.62 53.60%
$53,000
9920098
TX 8/11/2006 80% $88,000 $14,406.94 16.37%
$43,000
9914233
CA 11/27/2006 95% $318,250 $194,633.46 61.16%
$142,000
9914221
MO 11/16/2006 85% $36,550 $38,027.17 104.04%
9919660
ID 7/2/2007 80% $120,000 $68,299.47 56.92%
$356,000
$82,000
9920091
IN 7/12/2006 88% $46,800 $48,392.42 103.40%
$150,000
9919691
TN 6/7/2006 69% $56,700 $35,286.86 62.23%
$335,000
9915866
CA 5/2/2007 80% $288,000 $153,316.72 53.23%
$360,000
9915708
TN 5/3/2007 100% $231,500 $132,968.10 57.44%
$231,500
9915940
WA 5/2/2007 85% $255,000 $67,249.33 26.37%
$300,000
9915914
FL 5/3/2007 90% $227,700 $158,707.69 69.70%
$253,000
9915035
UT 4/20/2007 90% $235,800 $63,047.17 26.74%
$262,000
9914453
NV 2/23/2007 99% $465,000 $272,457.87 58.59%
$470,000
9916057
MO 4/30/2007 90% $58,500 $60,458.79 103.35%
$65,000
9916012
CA 4/19/2007 85% $531,250 $319,399.27 60.12%
$625,000
December 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Losses Through: November 30, 2008
SASCO 2007-BC4 Loss Report
2009 Clayton Fixed Income Services Inc. All rights reserved.
9918255
NC 8/9/2007 95% $74,100 $46,353.67 62.56%
$78,000
9918153
UT 7/31/2007 85% $144,330 $36,645.09 25.39%
$785,000
9918554
CA 8/9/2007 70% $140,000 $128,411.02 91.72%
$290,000
9918817
WA 8/24/2007 95% $745,750 $467,868.41 62.74%
$200,000
9918543
CA 8/13/2007 92% $266,000 $226,587.30 85.18%
$259,000
9919086
OH 12/16/2005 100% $89,900 $96,420.67 107.25%
$625,000
$169,800
$89,900
9917328
CA 7/16/2007 85% $650,000 $290,430.30 44.68%
$280,000
9917651
TN 7/27/2007 100% $259,000 $130,375.35 50.34%
$765,000
9917341
FL 7/25/2007 80% $224,000 $106,700.15 47.63%
Monthly Total:
$4,798,404.56 60.31%
December 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Six
Analytics
2009 Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 FICO Distribution by Status
2009 Clayton Fixed Income Services Inc. All rights reserved.
610 Current 0.062
610 Delinquent 0.063
600 Paid Off 0.052
600 Current 0.060
600 Delinquent 0.058
610 Paid Off 0.061
570 Paid Off 0.046
580 Current 0.040
570 Delinquent 0.040
570 Current 0.039
590 Delinquent 0.056
590 Paid Off 0.043
590 Current 0.042
580 Delinquent 0.046
580 Paid Off 0.048
470 Delinquent 0.013
480 Current 0.005
470 Current 0.004
460 Delinquent 0.007
460 Paid Off 0.002
490 Delinquent 0.015
490 Paid Off 0.005
490 Current 0.007
480 Delinquent 0.011
480 Paid Off 0.002
430 Delinquent 0.002
440 Delinquent 0.001
420 Delinquent 0.001
560 Paid Off 0.043
420 Current 0.001
450 Paid Off 0.004
460 Current 0.002
450 Delinquent 0.011
440 Paid Off 0.002
450 Current 0.030
540 Delinquent 0.046
540 Paid Off 0.025
540 Current 0.033
530 Delinquent 0.040
530 Paid Off 0.039
560 Current 0.039
560 Delinquent 0.050
550 Paid Off 0.064
550 Current 0.039
550 Delinquent 0.050
510 Current 0.040
510 Delinquent 0.053
500 Paid Off 0.029
500 Current 0.015
500 Delinquent 0.026
520 Paid Off 0.048
530 Current 0.040
520 Delinquent 0.056
510 Paid Off 0.046
520 Current 0.033
FICO Delinquency Percentage
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 FICO Distribution by Status
2009 Clayton Fixed Income Services Inc. All rights reserved.
730 Delinquent 0.003
730 Current 0.005
720 Paid Off 0.012
740 Delinquent 0.001
740 Current 0.005
730 Paid Off 0.007
710 Delinquent 0.007
710 Current 0.008
700 Paid Off 0.007
720 Delinquent 0.004
720 Current 0.005
710 Paid Off 0.005
750 Current 0.003
790 Delinquent 0.001
790 Current 0.001
780 Delinquent 0.001
810 Current 0.000
800 Current 0.001
790 Paid Off 0.002
760 Current 0.003
750 Paid Off 0.002
750 Delinquent 0.001
780 Current 0.002
770 Delinquent 0.001
770 Current 0.002
700 Delinquent 0.009
640 Paid Off 0.077
640 Delinquent 0.064
640 Current 0.075
650 Paid Off 0.034
650 Delinquent 0.045
650 Current 0.057
620 Paid Off 0.064
620 Delinquent 0.057
620 Current 0.072
630 Paid Off 0.071
630 Delinquent 0.059
630 Current 0.073
660 Current 0.046
690 Current 0.024
680 Paid Off 0.034
680 Delinquent 0.025
700 Current 0.014
690 Paid Off 0.029
690 Delinquent 0.015
670 Current 0.037
660 Paid Off 0.055
660 Delinquent 0.035
680 Current 0.035
670 Paid Off 0.039
670 Delinquent 0.026
Paid Off 561 597 69.016
Current 3,447 599 70.427
Status # of Loans Average Std. Deviation
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 FICO Distribution by Status
2009 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 1,941 585 64.055
Total: 5,949
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Loan-to-Value Distribution by Status
2009 Clayton Fixed Income Services Inc. All rights reserved.
0.7 Delinquent 0.145
0.7 Paid Off 0.137
0.8 Current 0.234
0.6 Delinquent 0.067
0.6 Paid Off 0.100
0.7 Current 0.160
0.8 Delinquent 0.278
0.9 Paid Off 0.282
1.0 Current 0.167
1.0 Delinquent 0.155
0.8 Paid Off 0.216
0.9 Current 0.277
0.9 Delinquent 0.318
1.0 Paid Off 0.178
0.2 Delinquent 0.002
0.3 Current 0.008
0.3 Delinquent 0.004
0.6 Current 0.084
0.1 Current 0.001
0.2 Current 0.003
0.3 Paid Off 0.009
0.5 Current 0.045
0.5 Delinquent 0.026
0.5 Paid Off 0.053
0.4 Current 0.022
0.4 Delinquent 0.005
0.4 Paid Off 0.025
LTV Delinquency Percentage
Delinquent 1,941 0.810 0.127
Paid Off 561 0.788 0.158
Current 3,447 0.789 0.153
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2009 Clayton Fixed Income Services Inc. All rights reserved.
270000 Current 0.019
270000 Delinquent 0.023
260000 Delinquent 0.026
250000 Delinquent 0.031
260000 Current 0.021
280000 Current 0.019
280000 Delinquent 0.023
220000 Current 0.038
220000 Delinquent 0.033
210000 Delinquent 0.032
210000 Current 0.037
240000 Delinquent 0.032
250000 Current 0.030
240000 Current 0.031
230000 Current 0.025
230000 Delinquent 0.032
70000 Current 0.029
70000 Delinquent 0.017
60000 Delinquent 0.010
50000 Delinquent 0.008
60000 Current 0.020
90000 Delinquent 0.020
100000 Current 0.039
90000 Current 0.025
80000 Current 0.030
80000 Delinquent 0.029
10000 Current 0.001
20000 Current 0.001
0 Delinquent 0.001
200000 Delinquent 0.041
0 Current 0.000
40000 Delinquent 0.005
50000 Current 0.012
40000 Current 0.007
30000 Current 0.003
30000 Delinquent 0.005
170000 Current 0.044
170000 Delinquent 0.039
160000 Delinquent 0.041
150000 Delinquent 0.032
160000 Current 0.040
190000 Delinquent 0.030
200000 Current 0.037
190000 Current 0.031
180000 Current 0.037
180000 Delinquent 0.041
120000 Current 0.041
120000 Delinquent 0.039
110000 Delinquent 0.035
100000 Delinquent 0.031
110000 Current 0.046
140000 Delinquent 0.038
150000 Current 0.045
140000 Current 0.036
130000 Current 0.042
130000 Delinquent 0.038
Balance Delinquency Percentage
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2009 Clayton Fixed Income Services Inc. All rights reserved.
500000 Delinquent 0.006
510000 Current 0.002
490000 Delinquent 0.005
500000 Current 0.004
520000 Delinquent 0.004
530000 Current 0.003
510000 Delinquent 0.002
520000 Current 0.002
460000 Delinquent 0.005
470000 Current 0.006
450000 Delinquent 0.007
460000 Current 0.005
480000 Delinquent 0.004
490000 Current 0.003
470000 Delinquent 0.004
480000 Current 0.002
530000 Delinquent 0.004
550000 Current 0.002
550000 Delinquent 0.003
540000 Current 0.001
540000 Delinquent 0.002
560000 Current 0.001
560000 Delinquent 0.003
330000 Delinquent 0.019
340000 Current 0.009
320000 Delinquent 0.022
330000 Current 0.009
350000 Delinquent 0.011
360000 Current 0.012
340000 Delinquent 0.015
350000 Current 0.012
290000 Delinquent 0.013
300000 Current 0.016
450000 Current 0.004
290000 Current 0.019
310000 Delinquent 0.022
320000 Current 0.013
300000 Delinquent 0.024
310000 Current 0.017
360000 Delinquent 0.009
420000 Current 0.008
420000 Delinquent 0.008
410000 Current 0.006
410000 Delinquent 0.005
440000 Current 0.006
440000 Delinquent 0.005
430000 Current 0.006
430000 Delinquent 0.007
380000 Current 0.008
380000 Delinquent 0.007
370000 Current 0.010
370000 Delinquent 0.012
400000 Current 0.004
400000 Delinquent 0.010
390000 Current 0.004
390000 Delinquent 0.006
Balance Delinquency Percentage
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2009 Clayton Fixed Income Services Inc. All rights reserved.
840000 Current 0.001
830000 Delinquent 0.001
830000 Current 0.000
840000 Delinquent 0.001
870000 Delinquent 0.001
860000 Current 0.000
850000 Current 0.000
820000 Delinquent 0.001
790000 Current 0.000
780000 Current 0.000
790000 Delinquent 0.001
820000 Current 0.000
810000 Delinquent 0.001
800000 Current 0.000
1020000 Delinquent 0.001
1000000 Current 0.000
960000 Current 0.000
1060000 Current 0.000
950000 Current 0.000
890000 Delinquent 0.001
890000 Current 0.000
880000 Current 0.000
900000 Current 0.001
940000 Delinquent 0.001
930000 Current 0.000
920000 Current 0.000
610000 Delinquent 0.001
610000 Current 0.001
600000 Delinquent 0.002
620000 Current 0.001
630000 Delinquent 0.001
630000 Current 0.001
620000 Delinquent 0.001
600000 Current 0.002
570000 Delinquent 0.002
570000 Current 0.001
760000 Current 0.001
580000 Current 0.001
590000 Delinquent 0.003
590000 Current 0.001
580000 Delinquent 0.003
700000 Current 0.001
690000 Delinquent 0.001
690000 Current 0.001
700000 Delinquent 0.001
740000 Current 0.001
710000 Delinquent 0.002
710000 Current 0.001
680000 Delinquent 0.002
650000 Current 0.001
640000 Delinquent 0.002
640000 Current 0.001
660000 Current 0.001
680000 Current 0.000
670000 Current 0.001
660000 Delinquent 0.001
Balance Delinquency Percentage
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2009 Clayton Fixed Income Services Inc. All rights reserved.
1500000 Delinquent 0.001
1190000 Current 0.000
1150000 Current 0.000
1090000 Current 0.000
Balance Delinquency Percentage
Delinquent 1,941 232,793.12 133,969.94
Current 3,447 213,904.09 130,746.70
Total: 5,388
Status # of Loans Average Std. Deviation
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Mortgage Type Distribution by Status
Copyright 2009 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.923
Primary Home Delinquent 0.906
Second Home Delinquent 0.007
Second Home Current 0.008
Second Home Paid Off 0.004
Investment Home Current 0.076
Primary Home Current 0.916
Investment Home Paid Off 0.073
Investment Home Delinquent 0.088
Mortgage Type Delinquency Percentage
Fixed 5,683 1,145,987,015.12 201,651.77 139,581.54
ARM 266 43,191,847.40 162,375.37 171,855.08
Total: 5,949 1,189,178,862.52
Mortgage Type Loan Count Total Balance Avg. Balance Std. Deviation
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Mortgage Term Distribution by Status
Copyright 2009 Clayton Fixed Income Services Inc. All rights reserved.
240 Paid Off 0.004
180 Paid Off 0.005
180 Delinquent 0.004
240 Delinquent 0.002
360 Delinquent 0.988
360 Current 0.983
240 Current 0.004
360 Paid Off 0.986
0 Current 0.003
0 Current 0.000
180 Current 0.009
0 Delinquent 0.006
120 Current 0.000
0 Paid Off 0.004
0 Paid Off 0.002
Mortgage Term Delinquency Percentage
5,949 26 1 40 21 0 5,861
# of Loans Other 120 180 240 300 360
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Mortgage Purpose Distribution
Copyright 2009 Clayton Fixed Income Services Inc. All rights reserved.
Other 3 0.1%
Total 5,949 100.0%
Home Improvement 1 0.0%
Origination Statistics
Rate/term refinance 468 7.9%
Purpose Number Percentage
Cash-out refinance 4,215 70.9%
Purchase 1,262 21.2%
Other 1 0.0%
Total 3,447 100.0%
Home Improvement 1 0.0%
Current Loans
Rate/term refinance 285 8.3%
Purpose Number Percentage
Cash-out refinance 2,449 71.0%
Purchase 711 20.6%
Other 0 0.0%
Total 1,941 100.0%
Home Improvement 0 0.0%
Delinquent Loans
Rate/term refinance 143 7.4%
Purpose Number Percentage
Cash-out refinance 1,376 70.9%
Purchase 422 21.7%
Other 2 0.4%
Total 561 100.0%
Home Improvement 0 0.0%
Paid Off Loans
Rate/term refinance 40 7.1%
Purpose Number Percentage
Cash-out refinance 390 69.5%
Purchase 129 23.0%
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Ownership Distribution by Status
Copyright 2009 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.92
Primary Home Delinquent 0.91
Second Home Delinquent 0.01
Second Home Current 0.01
Second Home Paid Off 0.00
Investment Home Current 0.08
Primary Home Current 0.92
Investment Home Paid Off 0.07
Investment Home Delinquent 0.09
Ownership Type Delinquency Percentage
Second Home 42
Investment Home 474
Primary Home 5,433
Total: 5,949
Title # of Loans
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Delinquent Balance Over Time
2009 Clayton Fixed Income Services Inc. All rights reserved.
7/31/2008 97,696,329.40 46,262,944.94 46,017,430.23 138,647,571.01 18,856,651.62
6/30/2008 85,020,961.69 38,641,157.58 25,991,267.51 131,882,020.84 15,948,943.93
11/30/2008 110,180,027.95 54,478,854.91 83,828,015.46 171,456,040.67 31,908,513.04
10/31/2008 103,652,990.30 51,855,218.35 83,213,799.28 149,731,048.33 31,371,902.20
9/30/2008 104,447,140.92 41,579,953.20 90,440,057.87 134,574,544.90 26,485,269.31
8/31/2008 90,471,106.57 45,029,461.83 87,299,686.11 118,901,736.70 24,785,427.68
1/31/2008 78,925,369.71 35,323,786.97 6,138,463.30 29,483,186.99 0.00
12/31/2007 74,383,200.18 33,930,875.01 2,073,578.00 2,626,775.66 0.00
5/31/2008 87,222,419.69 40,330,314.97 17,106,799.46 106,598,936.79 10,158,553.99
4/30/2008 81,543,420.94 35,561,205.77 12,733,197.10 92,672,683.14 3,798,488.62
3/31/2008 74,945,102.95 33,224,823.72 13,763,640.38 77,832,579.00 1,531,522.72
2/29/2008 76,039,116.67 29,313,156.88 8,646,831.15 56,087,406.34 816,590.73
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Delinquent Count Over Time
Copyright 2009 Clayton Fixed Income Services Inc. All rights reserved.
7/31/2008 463 199 187 544 76
6/30/2008 381 166 111 515 65
11/30/2008 514 250 348 696 133
10/31/2008 488 228 336 605 130
9/30/2008 493 183 353 552 111
8/31/2008 438 199 336 484 101
1/31/2008 357 155 22 117 0
12/31/2007 349 152 6 11 0
5/31/2008 393 164 78 410 42
4/30/2008 374 159 58 339 21
3/31/2008 340 136 64 296 10
2/29/2008 340 124 38 222 5
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Conditional Prepayment Rates
2009 Clayton Fixed Income Services Inc. All rights reserved.
5/31/2008 6/25/2008 10.52% 8.15%
6/30/2008 7/25/2008 7.07% 8.12% 8.26%
4/30/2008 5/25/2008 6.69% 7.05%
2/29/2008 3/25/2008 7.27%
3/31/2008 4/25/2008 7.19% 8.40%
1/31/2008 2/25/2008 10.69%
11/30/2008 12/25/2008 10.58% 10.59% 8.68%
7/31/2008 8/25/2008 3.34% 7.03% 7.05%
10/31/2008 11/25/2008 7.14% 10.28% 8.68%
8/31/2008 9/25/2008 9.65% 6.73% 7.45%
9/30/2008 10/25/2008 13.91% 9.08% 8.60%
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
Mortgage Data Through: November 30, 2008
SASCO 2007-BC4 Historical SDA Performance
2009 Clayton Fixed Income Services Inc. All rights reserved.
4/30/2008 11.61
$2,843,145
0.23% 2.68% 0.23% 1,158%
5/31/2008 12.59
$6,520,512
0.52% 6.08% 0.25% 2,417%
12/31/2007 7.67
$0
0.00% 0.00% 0.15% 0%
1/31/2008 8.65
$0
0.00% 0.00% 0.17% 0%
2/29/2008 9.64
$816,591
0.06% 0.76% 0.19% 393%
3/31/2008 10.66
$417,095
0.03% 0.39% 0.21% 183%
10/31/2008 17.62
$7,896,127
0.65% 7.55% 0.35% 2,141%
11/30/2008 18.60
$4,742,319
0.39% 4.64% 0.37% 1,244%
6/30/2008 13.63
$4,940,610
0.40% 4.64% 0.27% 1,697%
7/31/2008 14.66
$3,430,246
0.28% 3.27% 0.29% 1,114%
8/31/2008 15.65
$8,728,086
0.71% 8.17% 0.31% 2,601%
9/30/2008 16.64
$9,004,671
0.73% 8.46% 0.33% 2,536%
Averages: $13.13
$4,111,617
0.33% 3.89% 0.26% 1,290%
Date
Weighted
Average Age
Default Amt
Monthly
Default Rate CDR (F-R)
SDA Curve SDA %

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Mortgage Insurance Report
  Loss Analysis
  Analytics